RESTRICTED NET ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
RESTRICTED NET ASSETS
Minimum required Percentage of annual after-tax profit to the general statutory reserve	10.00%	10.00%
Maximum requirement of each of the Entity's PRC Subsidiaries' after-tax profits to be allocated to a general reserve fund as a percentage of each Subsidiaries' registered capital	50.00%	50.00%
Statutory reserves	¥ 74,462	$ 11,685	¥ 74,462
Restricted net asset, PRC generally accepted accounting principles (in RMB) or (in dollars)	¥ 13,114,157	$ 2,057,897